CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Operating Activities
Net income	$ 65,436	$ 20,483
Loss from discontinued operations, net of taxes	6,051	14,506
Income from continuing operations	71,487	34,989
Adjustments to reconcile income from continuing operations to net cash (used in) provided by operating activities - continuing operations:
Depreciation and amortization	24,121	26,919
Impairment of goodwill	36,684	0
Impairment, Long-Lived Asset, Held-for-Use	1,277	0
Net gain on sale of assets and asset write-offs	(417)	(3,973)
Net gain on sale of business	(73,950)	0
Stock-based compensation expense	1,832	1,330
Equity method earnings	(1,002)	(1,478)
Amortization of debt discounts and debt issuance costs	1,591	1,589
Deferred tax (benefit) expense	(11,062)	1,481
Pension and other postretirement benefit plan expense	992	1,970
Other	(4,658)	(3,089)
Changes in operating assets and liabilities:
Receivables, net of allowances	(123,162)	(6,442)
Inventories	(43,605)	(9,836)
Prepaids, other current assets and other assets	(1,443)	(174)
Accounts payable, accrued liabilities and other liabilities	86,359	(30,639)
Net cash (used in) provided by operating activities - continuing operations	(34,956)	12,647
Investing activities
Sales of assets	1,023	6,529
Capital expenditures	(18,238)	(17,609)
Proceeds from sale of business, net of transaction costs	115,845	0
Insurance proceeds	527	0
Purchases of investments	(187)	(790)
(Purchases) sales of unconsolidated affiliates	(374)	1,507
Other	(2,097)	(1,388)
Net cash provided by (used in) investing activities - continuing operations	96,499	(11,751)
Financing activities
Proceeds from borrowings and overdrafts	490,871	392,054
Repayments on borrowings and overdrafts	(573,994)	(347,448)
Dividends paid to shareholders	(7,594)	(7,592)
Dividends paid to noncontrolling interests	(7,173)	(1,918)
Other noncontrolling interest activity, net	0	(476)
Payment of contingent consideration	(796)	(1,151)
Net cash (used in) provided by financing activities - continuing operations	(98,686)	33,469
Effect of foreign exchange rate changes on cash	(5,630)	2,697
Net cash provided by operating activities - discontinued operations	5,753	2,580
Net cash used in investing activities - discontinued operations	(382)	(2,282)
Cash provided by discontinued operations, net	5,371	298
(Decrease) increase in cash and cash equivalents	(37,402)	37,360
Cash and cash equivalents at beginning of period, including discontinued operations	277,005	228,840
Cash and cash equivalents at end of period, including discontinued operations	239,603	266,200
Income tax payments, net of refunds	(10,498)	(8,156)
Interest payments on borrowings	$ (17,394)	$ (19,417)